Other Assets - Schedule of Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total as a percentage of total other assets	100.00%	100.00%
Total	$ 8,273	$ 8,658
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives at fair value as a percentage of total other assets	27.00%	25.00%
Accrued interest receivable as a percentage of total other assets	26.00%	29.00%
Income tax asset, net current and deferred as a percentage of total other assets	18.00%	17.00%
Accounts receivable - as a percentage of total other assets	13.00%	16.00%
Benefit and insurance-related investments as a percentage of total other assets	6.00%	5.00%
Fixed assets, net as a percentage of total other assets	3.00%	3.00%
Other loans, net as a percentage of total other assets	2.00%	2.00%
Other, as a percentage of total other assets	5.00%	3.00%
Derivatives at fair value	2,241	2,202
Accrued interest receivable, net	2,147	2,484
Income tax asset, net current and deferred	1,478	1,427
Accounts receivable	1,111	1,392
Benefit and insurance-related investments	474	466
Fixed assets, net	215	214
Other loans, net	137	193
Other	$ 470	$ 280